Exhibit 99.1
Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Federal Home Loan Mortgage Corporation 1551 Park Run Drive McLean, Virginia 22102

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

We have performed the procedures described below relating to certain information with respect to a portfolio of mortgage assets in connection with the proposed offering of certain classes of FREMF 2023-K751 Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2023-K751 and Freddie Mac Structured Pass-Through Certificates, Series K-751.  Federal Home Loan Mortgage Corporation (“Freddie Mac” or the “Company”) is responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Wells Fargo Securities, LLC and BMO Capital Markets Corp. (collectively, the “Other Specified Parties” and, together with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes.  This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On April 26, 2023, representatives of Freddie Mac provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing 20 mortgage loans that are secured by 20 mortgaged properties (the “Mortgage Assets”).

Member of Deloitte Touche Tohmatsu Limited

2

From March 23, 2023 through April 25, 2023, representatives of Freddie Mac provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Assets.  We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein.  In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Source Documents.  In addition, we make no representations as to whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Assets.

At your request, for each of the Mortgage Assets set forth on the Data File, we compared certain characteristics (except for the characteristics identified as “None - provided by Freddie Mac” on Appendix A) set forth on the Data File (the “Characteristics” as indicated on Appendix A) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) the existence or ownership of the Mortgage Assets or (iii) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs.  Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.  We have no responsibility to update this report for events or circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the information in the Data File.  Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

3

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

April 26, 2023

Appendix A
Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by representatives of Freddie Mac, with respect to each of the Mortgage Assets (the “Source Documents”):

Promissory note, consolidated, amended and restated promissory note and/or loan modification (collectively, the “Note”);

Loan agreement, multifamily loan and security agreement and/or amendment to multifamily loan and security agreement and other loan documents (collectively, the “Loan Agreement”);

Mortgage, deed of trust, indemnity deed of trust and/or security instrument (collectively, the “DOT”);

Closing statement (the “Closing Statement”);

Escrow agreement and/or list of escrows held (collectively, the “Escrow Agreement”);

Letter of credit (the “Letter of Credit”);

Servicing report, record and/or provided electronic file (collectively, the “Servicing Report”);

Commitment letter, exhibit A and/or ERLA (collectively, the “Commitment”);

Electronic data file containing certain regulatory information for specific Mortgage Assets (the “Regulatory Agreement Summary”);

Guaranty agreements and/or exceptions to non-recourse agreement (collectively, the “Guaranty”);

Title policy or pro-forma title policy (collectively, the “Title Policy”);

Ground lease and/or ground lease estoppel (collectively, the “Ground Lease”);

Real estate property appraisal report (the “Appraisal Report”);

United States Postal Service website – www.usps.com (the “USPS”);

Zoning report or zoning summary (collectively, the “Zoning Report”);

Property condition report or physical risk report (collectively, the “Engineering Report”);

Phase I environmental report (the “Phase I Report”);

Phase II environmental report (the “Phase II Report”);

MSA file report (the “MSA File”);

Seismic report or zoning map (collectively, the “Seismic Report”);

Final investment brief, underwriter’s summary report and/or financial update (collectively, the “Investment Brief”);

Green Assessment Report (the “Green Assessment”);

Property inspection and lease audit (the “Property Inspection and Lease Audit”);

Asset Summary of Mortgage Loan (the “ASR”);

Borrower rent roll (the “Rent Roll”);

Commercial lease (the “Commercial Lease”);

Property insurance certificate, environment insurance certificate, Form 1113 and/or MICT screenshot (collectively, the “Proof of Insurance”);

Secondary financing document, subordinate promissory note, subordinate loan agreement, subordination agreement and/or modification, renewal and extension agreement (collectively, the “Secondary Financing Document”);

Property management agreement and/or assignment of management agreement (collectively, the “Management Agreement”);

Cash management agreement, lockbox agreements and/or legal summary (collectively, the “Cash Management Agreement”);

Form 1115 (the “Form 1115”);

Non-consolidation opinion (the “Non-Consolidation Opinion”);

Cross-collateralization agreement (the “Cross-Collateralization Agreement”);

Trustee bid letter (the “Trustee Bid”); and

CRA report (the “CRA Report”).

*****

	Characteristic	Source Document
1	Freddie Mac Loan Number	Note
2	Loan Group	None - provided by Freddie Mac
3	Optigo Lender	Note
4	Address (Street)	Appraisal Report, Engineering Report, USPS
5	City	Appraisal Report, Engineering Report, USPS
6	County	Appraisal Report, Engineering Report, USPS
7	State	Appraisal Report, Engineering Report, USPS
8	Metropolitan Statistical Area	MSA File
9	Zip Code	Engineering Report, Appraisal Report, USPS
10	Property Type	Appraisal Report
12	Property Sub-Type	Appraisal Report
12	Cut-off Date	None - provided by Freddie Mac
13	Original Principal Balance	Note
14	Cut-off Balance	Refer to calculation procedures below
15	Maturity Balance	Refer to calculation procedures below

	Characteristic	Source Document
16	% of Cut-off Date Pool Balance	Refer to calculation procedures below
17	% of Cut-off Date Loan Group Balance	Refer to calculation procedures below
18	Note Date	Note
19	Note Rate	Note
20	Rate Type	Note
21	Interest Calculation	Note
22	Monthly Debt Service	Refer to calculation procedures below
23	Monthly Debt Service (IO)	Refer to calculation procedures below
24	First Payment Date	Note
25	Maturity Date	Note
26	Payment Date	Note
27	Late Charge Grace Period (# of days)	Note
28	Amortization Type	Note
29	Original Amortization Term (months)	Refer to calculation procedures below
30	Original Loan Term (months)	Refer to calculation procedures below
31	Remaining Amortization	Refer to calculation procedures below
32	Remaining Term	Refer to calculation procedures below
33	Seasoning as of Cut-off Date	Refer to calculation procedures below
34	Interest Only Term	Refer to calculation procedures below
35	Prepay Provision Description	Note, Loan Agreement
36	Defease To Maturity (Y/N)	Note, Loan Agreement
37	Partial Defeasance Permitted (Y/N)	Note, Loan Agreement
38	Appraised Value	Appraisal Report
39	Appraised Value Type	Appraisal Report
40	Appraisal Firm	Appraisal Report
41	Appraisal Date	Appraisal Report
42	Year Built	Engineering Report, Appraisal Report
43	Year Renovated	Engineering Report, Appraisal Report
44	Number of Units	Rent Roll, Appraisal Report
45	Affordable LI Units (<=80% AMI)	CRA Report
46	Affordable LI Units (<=60% AMI)	CRA Report
47	Affordable VLI Units (<=50% AMI)	CRA Report
48	Unit of Measure	Rent Roll, Appraisal Report
49	Cut-off Balance Per Unit	Refer to calculation procedures below
50	# Units - Commercial	Rent Roll, Appraisal Report
51	Elevator (Y/N)	Engineering Report
52	FIRREA Eligible (Y/N)	Appraisal Report
53	Zoning Status	Zoning Report, Appraisal Report
54	Lien Position	Title Policy
55	Fee Simple/Leasehold	Title Policy
56	Ground Lease Rent	Ground Lease
57	Ground Lease Expiration Date	Ground Lease

	Characteristic	Source Document
58	Ground Lease Expiration Date w/ Extensions	Ground Lease
59	LTV at Cutoff	Refer to calculation procedures below
60	LTV at Maturity	Refer to calculation procedures below
61	U/W EGI	Investment Brief, ASR
62	U/W Expenses	Investment Brief, ASR
63	U/W NOI	Investment Brief, ASR
64	Underwritten Annual Reserves	Investment Brief, ASR
65	U/W NCF	Investment Brief, ASR
66	U/W DSCR (NCF)	Refer to calculation procedures below
67	U/W IO DSCR (NCF)	Refer to calculation procedures below
68	Most Recent Period Ending	Investment Brief, ASR
69	Most Recent EGI	Investment Brief, ASR
70	Most Recent Expenses	Investment Brief, ASR
71	Most Recent NOI	Investment Brief, ASR
72	Most Recent NCF	Investment Brief, ASR
73	Most Recent DSCR (NCF)	Refer to calculation procedures below
74	2nd Most Recent Period Ending	Investment Brief, ASR
75	2nd Most Recent EGI	Investment Brief, ASR
76	2nd Most Recent Expenses	Investment Brief, ASR
77	2nd Most Recent NOI	Investment Brief, ASR
78	2nd Most Recent NCF	Investment Brief, ASR
79	2nd Most Recent DSCR (NCF)	Refer to calculation procedures below
80	3rd Most Recent Period Ending	Investment Brief, ASR
81	3rd Most Recent EGI	Investment Brief, ASR
82	3rd Most Recent Expenses	Investment Brief, ASR
83	3rd Most Recent NOI	Investment Brief, ASR
84	3rd Most Recent NCF	Investment Brief, ASR
85	3rd Most Recent DSCR (NCF)	Refer to calculation procedures below
86	Occupancy Rate	Rent Roll/Appraisal Report
87	Occupancy as of Date	Rent Roll
88	Monthly Rent per Unit	Refer to calculation procedures below
89	Tenant Concentration Type	Property Inspection and Lease Audit
90	% of Tenant Concentration	Property Inspection and Lease Audit
91	Non-Compliance Provisions (Y/N)	Loan Agreement
92	Regulatory Agreement (Y/N)	Regulatory Agreement Summary
93	Type of Regulatory Agreement(s)	Regulatory Agreement Summary
94	Description of Regulatory Agreement(s)	Regulatory Agreement Summary
95	% Units with Income Restrictions	Regulatory Agreement Summary
96	% Units with Rent Restrictions	Regulatory Agreement Summary
97	Regulatory Agreement Expiration Date	Regulatory Agreement Summary
98	Condo Ownership (% or N/A)	Loan Agreement
99	Amount Sq. Ft - Commercial	Appraisal Report, Commercial Lease

	Characteristic	Source Document
100	% of GPR from Commercial Rental Income	Refer to calculation procedures below
101	Environmental Firm	Phase I Report
102	Phase I Environmental Report Date	Phase I Report
103	Phase II Recommended (Y/N)	Phase I Report
104	Phase II Performed (Y/N)	Phase II Report
105	Phase II Environmental Report Date	Phase II Report
106	Environmental Cost to Cure (Phase I plus Phase II)	Phase I Report, Phase II Report
107	Engineering Firm	Engineering Report
108	Engineering Report Date	Engineering Report
109	Immediate Repairs Cost Estimate	Engineering Report
110	Replacement Reserves Cost Estimate per Year	Engineering Report
111	Seismic Firm	Seismic Report
112	Seismic Report Date	Seismic Report
113	Earthquake Zone 3 or 4 or PGA ≥ 0.15g (Y/N)	Seismic Report, Engineering Report
114	PML Report Required (Y/N)	Engineering Report, Investment Brief
115	PML (%)	Seismic Report
116	Green Advantage	Loan Agreement, Green Assessment, Investment Brief
117	Tax Reserve - Current Balance ($ or N/A)	Servicing Report
118	Tax Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report
119	Tax Reserve - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report
120	Insurance Reserve - Current Balance ($ or N/A)	Servicing Report
121	Insurance Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Closing Statement
122	Insurance Reserve - Contractual Payment	Escrow Agreement, Servicing Report
123	Engineering Reserve - Current Balance ($ or N/A)	Servicing Report
124	Engineering Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement, Closing Statement
125	Engineering Reserve - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement
126	Replacement Reserve - Current Balance ($ or N/A)	Servicing Report
127	Replacement Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement, Closing Statement
128	Replacement Reserve - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement
129	Replacement Reserve - Contractual - Cap ($ or N/A)	Escrow Agreement, Loan Agreement
130	Other Reserve - Current Balance ($ or N/A)	Servicing Report
131	Other Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement, Closing Statement
132	Other Reserve Description	Escrow Agreement, Servicing Report, Loan Agreement
133	Other Reserve - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement
134	Other Reserve - Contractual - Cap ($ or N/A)	Escrow Agreement, Loan Agreement
135	Springing Reserve Name	Loan Agreement, Escrow Agreement
136	Springing Reserve Amount ($ or N/A)	Loan Agreement, Escrow Agreement
137	Springing Reserve Description	Loan Agreement, Escrow Agreement

	Characteristic	Source Document
138	Letter of Credit Amount	Letter of Credit, Loan Agreement
139	Letter of Credit Description	Letter of Credit, Loan Agreement
140	Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Loan Agreement, Escrow Agreement
141	Specify Accounts for Escrows/Reserves LOC	Loan Agreement, Escrow Agreement
142	Environmental Insurance (Y/N)	Proof of Insurance
143	Flood Insurance (Y/N)	Proof of Insurance
144	Windstorm Insurance (Y or N)	Proof of Insurance
145	Earthquake Insurance In Place (Y/N)	Proof of Insurance
146	Terrorism Insurance (Y/N)	Proof of Insurance
147	Property Insurance Coverage (Y/N)	Proof of Insurance
148	Liability Insurance Coverage (Y/N)	Proof of Insurance
149	Cash Management (Description or N/A)	Cash Management Agreement
150	Lockbox (Y/N)	Cash Management Agreement
151	Existing Financing In Place (existing) (Y/N)	Secondary Financing Document, Loan Agreement
152	Existing Financing Amount (existing)	Secondary Financing Document, Loan Agreement
153	Existing Financing Description (existing)	Secondary Financing Document, Loan Agreement
154	CDCR (combined DCR)	Refer to calculation procedures below
155	CLTV (combined LTV)	Refer to calculation procedures below
156	Future Mezzanine Debt (Y/N)	Loan Agreement
157	Future Secondary Financing (Y/N)	Loan Agreement
158	Future Secondary Financing Description	Loan Agreement
159	Substitution Permitted (Y/N)	Loan Agreement, DOT
160	Number of Properties per Loan	Loan Agreement, Appraisal Report
161	Collateral Release Price ($ or N/A)	Loan Agreement, DOT
162	Crossed Loans	Loan Agreement, DOT
163	Release (Y or N or N/A)	Loan Agreement, Cross-Collateralization Agreement
164	Release Provisions (Description or N/A)	Loan Agreement, Cross-Collateralization Agreement
165	Loan Purpose	Loan Agreement, Closing Statement
166	Borrowing Entity	Note, Loan Agreement
167	Entity Type	Note, Loan Agreement
168	State of Organization	Note, Loan Agreement
169	Affiliated Borrowers Group Name	Guaranty
170	Borrower Type	Loan Agreement, DOT
171	Tenants In Common (Y/N)	Loan Agreement
172	Delaware Statutory Trust (Y/N)	Loan Agreement, DOT
173	Independent Director (Y/N)	Loan Agreement
174	Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion
175	Assumption Fee	Loan Agreement
176	Recourse(Y/N)	Note, Guaranty
177	Recourse Description	Note, Guaranty
178	Bad Boy Indemnitor / Guarantor	Guaranty

	Characteristic	Source Document
179	Environmental Indemnitor (Name or N/A)	Note, Guaranty, Loan Agreement
180	Environmental Carveout (Y/N)	Note, Guaranty, Loan Agreement
181	Fraud Carveout (Y/N)	Note, Guaranty
182	Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Note, Guaranty
183	Voluntary Bankruptcy Carveout (Y/N)	Note, Guaranty
184	Waste Carveout (Y/N)	Note, Guaranty
185	Borrower Or Principal Prior Bankruptcy (Y/N)	Form 1115
186	Management Company	Management Agreement
187	Primary Servicing Fee	Commitment
188	Master Servicing Fee	None - provided by Freddie Mac
189	Trustee Fee	Trustee Bid
190	Master Servicing Surveillance Fee	None - provided by Freddie Mac
191	Special Servicing Surveillance Fee	None - provided by Freddie Mac
192	CREFC® Royalty Fee	None - provided by Freddie Mac
193	Administration Fee	Refer to calculation procedures below
194	Net Mortgage Rate	Refer to calculation procedures below

With respect to Characteristic 14, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Balance using the First Payment Date, the Original Principal Balance, the Interest Calculation Method, the Monthly Debt Service, the Note Rate, the Interest Only Term and the Cut-off Date. At the request of representatives of Freddie Mac, Cut-off Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 15, assuming, at your request, no prepayments of principal, we recomputed the Maturity Balance using the First Payment Date, the Monthly Debt Service, the Original Principal Balance, the Interest Calculation Method, the Note Rate, the Interest Only Term and the Maturity Date. At the request of representatives of Freddie Mac, Maturity Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 16, we recomputed the % of Cut-off Date Pool Balance by dividing the (i) Cut-off Balance by (ii) sum of each of the Mortgage Assets’ Cut-off Balance.

With respect to Characteristic17, we recomputed the % of Cut-off Date Loan Group Balance by dividing the (i) Cut-off Balance by (ii) sum of each Mortgage Assets' Cut-off Balance for each applicabale loan group.

With respect to Characteristic 22, (i) for those Mortgage Assets with an Amortization Type of “Interest Only,” if any, we compared the Monthly Debt Service to the Monthly Debt Service (IO) and (ii) for those Mortgage Assets with an Amortization Type of “Partial IO” or “Balloon,” if any, we compared the Monthly Debt Service to the corresponding information set forth on the Note.

With respect to Characteristic 23, we recomputed the Monthly Debt Service (IO) as one twelfth of the product of (i) the Original Principal Balance, (ii) the Note Rate and (iii) a fraction equal to

365/360.  This procedure was not performed for those Mortgage Assets with an Amortization Type of “Balloon,” if any.

With respect to Characteristic 29, we recomputed the Original Amortization Term (months) by using the Original Principal Balance, the Monthly Debt Service and the Note Rate and a 30/360 Interest Calculation Method.  This procedure was not performed for those Mortgage Assets with an Amortization Type of “Interest Only.”

With respect to Characteristic 30, we recomputed the Original Loan Term (months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 31, we recomputed the Remaining Amortization by subtracting the (i) Seasoning as of Cut-off Date from (ii) Original Amortization Term (months).  With respect to those Mortgage Assets with an Amortization Type of “Partial IO,” for purposes of the procedure indicated herein, the Seasoning as of Cut-off Date is reduced by (but to a result not less than zero) the Interest Only Term.  This procedure was not performed for those Mortgage Assets with an Amortization Type of “Interest Only,” if any.

With respect to Characteristic 32, we recomputed the Remaining Term by subtracting the (i) Seasoning as of Cut-off Date from (ii) Original Loan Term (months).

With respect to Characteristic 33, we recomputed the Seasoning as of Cut-off Date by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

With respect to Characteristic 35, (i) for those Mortgage Assets with an Amortization Type of “Partial IO,” we recomputed the Interest Only Term by determining the number of payment dates from and inclusive of the First Payment Date to and exclusive of the first principal and interest installment due date (as set forth on the Note) and (ii) for those Mortgage Assets with an Amortization Type of “Interest Only,” if any, we compared the Interest Only Term to the Original Loan Term (months).  This procedure was not performed for those Mortgage Assets with an Amortization Type of “Balloon,” if any.

With respect to Characteristic 49, we recomputed the Cut-off Balance Per Unit by dividing the (i) Cut-off Balance by (ii) Number of Units. With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this procedure was performed with the aggregate Cut-off Balance and the aggregate Number of Units of the related cross collateralized Mortgage Assets.

With respect to Characteristic 59, we recomputed the LTV at Cutoff by dividing the (i) Cut-off Balance by (ii) Appraised Value.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.

With respect to Characteristic 60, we recomputed the LTV at Maturity by dividing the (i) Maturity Balance by (ii) Appraised Value.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.

With respect to Characteristic 66, we recomputed the U/W DSCR (NCF) by dividing the (i) U/W NCF by (ii) annualized Monthly Debt Service.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.

With respect to Characteristic 67, we recomputed the U/W IO DSCR (NCF) by dividing the (i) U/W NCF by (ii) annualized Monthly Debt Service (IO).  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.  This procedure was not performed for those Mortgage Assets with an Amortization Type of “Balloon,” if any.

With respect to Characteristic 73, we recomputed the Most Recent DSCR (NCF) by dividing the (i) Most Recent NCF by (ii) annualized Monthly Debt Service.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.  This procedure was not performed for those Mortgage Assets with a Most Recent NCF of “N/A.”

With respect to Characteristic 79, we recomputed the 2nd Most Recent DSCR (NCF) by dividing the (i) 2nd Most Recent NCF by (ii) annualized Monthly Debt Service.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.  This procedure was not performed for those Mortgage Assets with a 2nd Most Recent NCF of “N/A.”

With respect to Characteristic 85, we recomputed the 3rd Most Recent DSCR (NCF) by dividing the (i) 3rd Most Recent NCF by (ii) annualized Monthly Debt Service.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by their respective Cut-off Balance.  This procedure was not performed for those Mortgage Assets with a 3rd Most Recent NCF of “N/A.”

With respect to Characteristic 88, we recomputed the Monthly Rent per Unit by dividing the (i) aggregate gross potential rent (as set forth on or derived from the Rent Roll) by (ii) Number of Units.  At the request of representatives of Freddie Mac, Monthly Rent per Unit differences of five dollars or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 100, we recomputed the % of GPR from Commercial Rental Income by dividing the (i) Freddie Mac proforma commercial income (as set forth on the Investment Brief or ASR) by (ii) sum of the (a) Freddie Mac proforma commercial income (as set forth on the Investment Brief or ASR) and (b) Freddie Mac proforma gross potential rent - residential (as set forth on the Investment Brief or ASR).  This procedure was not performed for those Mortgage Assets with an Amount Sq. Ft – Commercial of “N/A.”

With respect to Characteristic 154, we recomputed the CDCR (combined DCR) by dividing the (i) U/W NCF by (ii) sum of the (a) annualized Monthly Debt Service and (b) annualized existing financing monthly debt service (as set forth on the Secondary Financing Document).  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.  This procedure was not performed for those Mortgage Assets with an Existing Financing Amount of “N/A” or with existing financing where regular scheduled payments are only repaid from excess or residual cash flow (as set forth on the Secondary Financing Document).

With respect to Characteristic 155, we recomputed the CLTV (combined LTV) by dividing the (i) sum of the (a) Cut-off Balance and (b) aggregate Existing Financing Amount by (ii) Appraised Value.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.  This procedure was not performed for those Mortgage Assets with an Existing Financing Amount of “N/A” or with existing financing where regular scheduled payments are only repaid from excess or residual cash flow (as set forth on the Secondary Financing Document).

With respect to Characteristic 193, we recomputed the Administration Fee as the sum of the (i) Primary Servicing Fee, (ii) Master Servicing Fee, (iii) Trustee Fee, (iv) Master Servicing Surveillance Fee, (v) Special Servicing Surveillance Fee and (vi) CREFC® Royalty Fee.

With respect to Characteristic 194, we recomputed the Net Mortgage Rate by subtracting the (i) Administration Fee from (ii) Note Rate.